OTHER INCOME, NET: (Tables)	12 Months Ended
Dec. 31, 2014
OTHER INCOME, NET:
Schedule of other income, net

	2014	2013	2012
Interest and dividend income	$1,582	$1,445	$1,369
Gains on trading securities relating to deferred compensation plans	4,901	10,588	4,616
Interest expense	(99)	(92)	(137)
Pretax gain on step acquisition	1,821	—	—
Impairment of equity investment	—	(975)	(850)
Equity method investment loss	—	(967)	(1,019)
Foreign exchange gains (losses)	(861)	(790)	442
Capital gains (losses)	(219)	2,576	(59)
Miscellaneous, net	246	345	323
	$7,371	$12,130	$4,685